Leases (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	June 30, 2025	December 31, 2024
Land and improvements	$61	$63
Building and leasehold improvements and other	434	435
Total	$495	$498
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended June 30		Six Months Ended June 30
	2025	2024	2025	2024
Land and improvements	$1	$1	$2	$2
Building and leasehold improvements and other	11	19	23	33
Total	$12	$20	$25	$35